Consolidated statements of comprehensive income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Consolidated statements of comprehensive income
Net income	€ 740,870	€ 732,458	€ 894,325
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI			22,705
FVOCI equity investments	(15,586)	18,046	2,883
Actuarial gain (loss) on defined benefit pension plans	15,990	(58,455)	318,595
Income tax (expense) benefit related to components of other comprehensive income not reclassified	(2,941)	16,196	(94,294)
Total	(2,537)	(24,213)	249,889
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation, net of reclassification adjustments resulting from deconsolidation	727,473	(607,873)	826,847
FVOCI debt securities	(857)	7,299	(44,996)
Gain (loss) related to cash flow hedges	(12,817)	(4,307)	13,583
Cost of hedging	2,045	(1,171)	(1,170)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	2,595	254	4,849
Total	718,439	(605,798)	799,113
Other comprehensive income (loss), net of tax	715,902	(630,011)	1,049,002
Total comprehensive income	1,456,772	102,447	1,943,327
Comprehensive income attributable to noncontrolling interests	272,235	190,022	280,219
Comprehensive income (loss) attributable to shareholders of FME AG	€ 1,184,537	€ (87,575)	€ 1,663,108